OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER CURRENT AND NON-CURRENT ASSETS
OTHER CURRENT AND NON-CURRENT ASSETS

8. OTHER CURRENT AND NON-CURRENT ASSETS

        Other current assets as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Interest receivable	78	558	18.4
VAT reclaimable	348	502	16.5
Other receivables	21	85	2.8
Prepaid taxes	56	18	0.6
Inventory	3	8	0.3
Other	23	46	1.5

Total other current assets	529	1,217	40.1

        Other non-current assets as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Loans to employees	137	199	6.6
Other receivables	—	68	2.2
Marketable securities (Note 9)	—	39	1.3
Other	4	36	1.2

Total other non-current assets	141	342	11.3